NONCONSOLIDATED AFFILIATES AND RELATED COMPANY TRANSACTIONS, Schedule of the Company's Direct or Indirect Ownership Interest in Principal Nonconsolidated Affiliates (Details)	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Americas Styrenics LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	0.00%	[1]	50.00%	[1]	50.00%	[1]
Compania Mega S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	28.00%		28.00%		28.00%
Dow Corning Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%		50.00%		50.00%
EQUATE Petrochemical Company K.S.C. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	42.50%		42.50%		42.50%
Equipolymers [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%		50.00%		50.00%
The Kuwait Olefins Company K.S.C. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	42.50%		42.50%		42.50%
MEGlobal [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%		50.00%		50.00%
OPTIMAL Chemicals Malaysia Sdn. Bhd. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	0.00%	[2]	0.00%	[2]	50.00%	[2]
OPTIMAL Glycols Malaysia Sdn. Bhd. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	0.00%	[2]	0.00%	[2]	50.00%	[2]
OPTIMAL Olefins Malaysia Sdn. Bhd. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	0.00%	[2]	0.00%	[2]	23.75%	[2]
Siam Polyethylene Company Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	49.00%		49.00%		49.00%
Siam Polystyrene Company Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%		50.00%		50.00%
Siam Styrene Monomer Co, Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%		50.00%		50.00%
Siam Synthetic Latex Company Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%		50.00%		50.00%
Univation Technologies, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%		50.00%		50.00%

[1]	On June 17, 2010, the Company completed the sale of its ownership interest in Americas Styrenics LLC; see Note E.
[2]	On September 30, 2009, the Company completed the sale of its ownership interest in the OPTIMAL Group of Companies; see Note E.